Annual Fund Operating Expenses - Wealthfront Treasury Money Market Fund - Wealthfront Treasury Money Market Fund	Sep. 24, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.